Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 28,787,221	$ 28,270,063	$ 35,004,686
Depreciation expense, discontinued operations		355,004	724,515
Impairment loss		5,736,134	63,646,227
Equipment
Property, Plant and Equipment [Line Items]
Impairment loss	$ 0	$ 0	$ 40,318,817